Annual Operating Expenses - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Semiconductors Fund	Sep. 29, 2023
Fidelity Advisor Semiconductors Fund - Class A
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	1.01%
Fidelity Advisor Semiconductors Fund - Class C
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual operating expenses	1.76%
Fidelity Advisor Semiconductors Fund - Class M
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.25%
Fidelity Advisor Semiconductors Fund - Class I
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%
Fidelity Advisor Semiconductors Fund - Class Z
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.62%